CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2021		¥ 269,418	¥ 186,384,247	¥ 9,420,703	¥ 178,983,172	¥ (2,585,684)	¥ 1,550,349	$ 52,807,856	¥ 374,022,205
Beginning balance, shares at Dec. 31, 2021	[1]	3,960,396
Shares issued		¥ 43,125	133,826,405					18,900,918	133,869,530
Shares issued in connection with reverse recapitalization, shares	[1]	425,275
Net loss					(46,837,508)		233,413	(6,579,990)	(46,604,095)
Statutory reserves | ¥				2,543,576	(2,543,576)
Foreign currency translation						5,420,372		765,297	5,420,372
Ending balance, value at Dec. 31, 2022		¥ 312,543	320,210,652	11,964,279	129,602,088	2,834,688	1,783,762	65,894,081	466,708,012
Ending balance, shares at Dec. 31, 2022	[1]	4,385,671
Shares issued		¥ 52,972	119,565,448					16,888,816	119,618,420
Shares issued in connection with reverse recapitalization, shares	[1]	775,000
Net loss					(205,588,822)		2,014,100	(28,742,531)	(203,574,722)
Statutory reserves | ¥				1,169,819	(1,169,819)
Foreign currency translation						(57,547,208)		(8,125,037)	(57,547,208)
Ending balance, value at Dec. 31, 2023		¥ 365,515	¥ 439,776,100	¥ 13,134,098	¥ (77,156,553)	¥ (54,712,520)	¥ 3,797,862	$ 45,915,329	¥ 325,204,502
Ending balance, shares at Dec. 31, 2023	[1]	5,160,671

[1]	All period results have been adjusted for the share consolidation effective March 22, 2024.